Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 25, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 29.9
Additions related to current-year tax positions	10.0
Reductions related to prior-year tax positions	(2.1)
Additions due to settlements with taxing authorities	2.2
Reductions to tax positions due to statute expiration	(1.9)
Ending Balance	$ 38.1